Segment information - Segment revenues - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Revenue	€ 42,270	€ 42,238	€ 41,381
Operating segments [member] | Fixed only broadband [member]
Disclosure of operating segments [line items]
Revenue	2,748	2,699	2,565
Operating segments [member] | Fixed only narrowband [member]
Disclosure of operating segments [line items]
Revenue	1,212	1,387	1,603
Operating segments [member] | Voice services [member]
Disclosure of operating segments [line items]
Revenue	1,237	1,289	1,385
Operating segments [member] | Data services [member]
Disclosure of operating segments [line items]
Revenue	2,614	2,674	2,612
Operating segments [member] | Enterprise, operating segment [member]
Disclosure of operating segments [line items]
Revenue	7,807	7,820	7,292
Operating segments [member] | Enterprise, operating segment [member] | FRANCE
Disclosure of operating segments [line items]
Revenue	5,071	5,233	5,207
Operating segments [member] | Enterprise, operating segment [member] | SPAIN
Disclosure of operating segments [line items]
Revenue	13	21	21
Operating segments [member] | Enterprise, operating segment [member] | Europe, excluding France and Spain [member]
Disclosure of operating segments [line items]
Revenue	1,287	1,077	665
Operating segments [member] | Enterprise, operating segment [member] | Countries other than Europe [member]
Disclosure of operating segments [line items]
Revenue	1,436	1,489	1,399
Operating segments [member] | International Carriers and Shared Services, operating segment [member]
Disclosure of operating segments [line items]
Revenue	1,450	1,498	1,534
Operating segments [member] | International Carriers and Shared Services, operating segment [member] | FRANCE
Disclosure of operating segments [line items]
Revenue	€ 1,305	€ 1,374	€ 1,412